Leases - Weighted Average (Details)	Dec. 31, 2019
Leases [Abstract]
Operating lease weighted average remaining lease term	11 years 3 months 18 days
Finance lease weighted average remaining lease term	3 years 3 months 18 days
Operating lease weighted average discount rate	3.89%
Finance lease weighted average discount rate	1.69%